Other Comprehensive (Loss) Income (Tables)	12 Months Ended
Dec. 31, 2013
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Other Comprehensive (Loss) Income
Shareholders’ equity included the following activity in accumulated other comprehensive loss in 2013, 2012 and 2011:

	Net Unrealized Gains (Losses)							Total Accumulated Other Comprehensive (Loss) Income
	Securities			Foreign Currency and Derivatives			Pension and OPEB Plans
(Millions)	Previously Impaired (1)		All Other
Balance at December 31, 2010	$75.1		$375.2		$(27.3)		$(1,585.6)		$(1,162.6)
Other comprehensive (loss) income	(16.9)		220.0		(6.4)		(223.3)		(26.6)
Balance at December 31, 2011	58.2		595.2		(33.7)		(1,808.9)		(1,189.2)
Other comprehensive (loss) income	(.9)		230.0		4.2		(77.5)		155.8
Balance at December 31, 2012	57.3		825.2		(29.5)		(1,886.4)		(1,033.4)
Other comprehensive (loss) income
before reclassifications	(47.2)		(522.1)		26.4		565.1		22.2
Amounts reclassified from accumulated
other comprehensive income	24.1	(2)	23.7	(2)	3.5	(3)	47.8	(4)	99.1
Other comprehensive (loss) income	(23.1)		(498.4)		29.9		612.9		121.3
Balance at December 31, 2013	$34.2		$326.8		$.4		$(1,273.5)		$(912.1)

(1)	Represents unrealized gains on the non-credit related component of impaired debt securities that we do not intend to sell and subsequent changes in the fair value of any previously impaired security.

(2)
Reclassifications out of accumulated other comprehensive income for previously impaired debt securities and all other securities are reflected in net realized capital gains (losses) within the Consolidated Statements of Income.

(3)
Reclassifications out of accumulated other comprehensive income for foreign currency gains (losses) and derivatives are reflected in net realized capital gains (losses) within the Consolidated Statements of Income, except for derivatives related to interest rate swaps which are reflected in interest expense and were not material during 2013.

(4)
Reclassifications out of accumulated other comprehensive income for pension and OPEB plan expenses are reflected in general and administrative expenses within the Consolidated Statements of Income (Refer to Note 11 beginning on page 114 for additional information).

Schedule of defined benefit plans disclosures
The components of our pension and other postretirement benefit (“OPEB”) plans included the following activity in accumulated other comprehensive loss in 2013, 2012 and 2011:

	Pension Plans		OPEB Plans
	Unrecognized	Unrecognized	Unrecognized	Unrecognized
	Net Actuarial	Prior Service	Net Actuarial	Prior Service
(Millions)	Losses	Costs	Losses	Costs	Total
Balance at December 31, 2010	$(1,547.9)	$1.8	$(66.1)	$26.6	$(1,585.6)
Unrealized net losses arising during
the period ($(402.6) pretax)	(268.3)	—	6.6	—	(261.7)
Reclassification to earnings ($(59.1) pretax)	37.9	(.3)	3.2	(2.4)	38.4
Balance at December 31, 2011	(1,778.3)	1.5	(56.3)	24.2	(1,808.9)
Unrealized net losses arising during
the period ($(189.8) pretax)	(130.4)	—	7.0	—	(123.4)
Reclassification to earnings ($(70.6) pretax)	45.7	(.3)	2.9	(2.4)	45.9
Balance at December 31, 2012	(1,863.0)	1.2	(46.4)	21.8	(1,886.4)
Unrealized net gains arising during
the period ($869.3 pretax)	550.1	—	15.0	—	565.1
Reclassification to earnings ($(73.6) pretax)	49.0	(.3)	1.5	(2.4)	47.8
Balance at December 31, 2013	$(1,263.9)	$.9	$(29.9)	$19.4	$(1,273.5)